UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07925

WesMark Funds
(Exact name of registrant as specified in charter)

One Bank Plaza Wheeling, WV		26003
(Address of principal executive offices)		(Zip code)

JoEllen L Legg, Esquire ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203
(Name and address of agent for service)
(Notices should be sent to the Agent for Service)

Registrant’s telephone number, including area code:		(304) 234-9000

Date of fiscal year end:	December 31

Date of reporting period:	July 1 – September 30, 2009

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY GROWTH FUND

September 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS-87.2%
CONSUMER DISCRETIONARY-5.3%
	Auto Parts & Equipment-1.2%
10,000	BorgWarner, Inc.	$302,600
20,000	Gentex Corp.	283,000
		585,600
	Automobile Manufacturers-1.4%
100,000	Ford Motor Co.(1)	721,000

	Automotive Retail-1.6%
20,000	Advance Auto Parts, Inc.	785,600

	Education Services-1.1%
10,000	DeVry, Inc.	553,200
TOTAL CONSUMER DISCRETIONARY		2,645,400

CONSUMER STAPLES-4.1%
	Agricultural Products-1.0%
17,000	Corn Products International, Inc.	484,840

	Food Retail-3.1%
50,000	Casey’s General Stores, Inc.	1,569,000
TOTAL CONSUMER STAPLES		2,053,840

ENERGY-4.9%
	Oil & Gas Drilling-0.9%
85,000	Parker Drilling Co.(1)	464,100

	Oil & Gas Equipment & Services-2.5%
40,000	Dresser-Rand Group, Inc.(1)	1,242,800

	Oil & Gas Exploration & Production-1.5%
60,000	SandRidge Energy, Inc.(1)	777,600
TOTAL ENERGY		2,484,500

FINANCIALS-9.9%
	Asset Management & Custody Banks-1.6%
30,000	AllianceBernstein Holding LP	818,400

	Property & Casualty Insurance-3.1%
55,000	Hallmark Financial Services, Inc.(1)	442,750
20,000	Navigators Group, Inc.(1)	1,100,000
		1,542,750
	Regional Banks-0.3%
5,000	Alliance Financial Corp.	135,250

	Reinsurance-1.3%
10,000	Arch Capital Group, Ltd.(1)	675,400

	Specialized Finance-3.6%
60,000	Fifth Street Finance Corp.	655,800
55,000	The NASDAQ OMX Group, Inc.(1)	1,157,750
		1,813,550
TOTAL FINANCIALS		4,985,350

HEALTH CARE-14.1%
	Health Care Distributors-1.4%
15,000	Owens & Minor, Inc.	678,750

	Health Care Equipment-6.3%
95,000	Alphatec Holdings, Inc.(1)	437,000
30,000	ev3, Inc.(1)	369,300
25,000	Exactech, Inc.(1)	393,500
40,000	Mindray Medical International, Ltd., ADR	1,305,600
25,000	SonoSite, Inc.(1)	661,500
		3,166,900
	Health Care Supplies-2.5%
3,000	Atrion Corp.	433,200
25,000	Neogen Corp.(1)	807,250
		1,240,450
	Life Sciences Tools & Services-3.9%
15,000	Life Technologies Corp.(1)	698,250
60,000	QIAGEN, N.V.(1)	1,276,800
		1,975,050
TOTAL HEALTH CARE		7,061,150

INDUSTRIALS-29.8%
	Aerospace & Defense-3.2%
20,000	AAR Corp.(1)	438,800
40,000	Moog, Inc., Class A(1)	1,180,000
		1,618,800
	Construction & Engineering-7.6%
85,000	Chicago Bridge & Iron Co., N.V.	1,587,800
15,000	Jacobs Engineering Group, Inc.(1)	689,250
35,000	URS Corp.(1)	1,527,750
		3,804,800
	Construction & Farm Machinery-0.5%
7,000	Wabtec Corp.	262,710

	Electrical Components & Equipment-5.3%
65,000	Harbin Electric, Inc.(1)	1,097,200
65,000	Woodward Governor Co.	1,576,900
		2,674,100
	Environmental & Facilities Services-6.5%
25,000	Clean Harbors, Inc.(1)	1,406,500
15,000	Stericycle, Inc.(1)	726,750
40,000	Waste Connections, Inc.(1)	1,154,400
		3,287,650
	Heavy Electrical Equipment-2.0%
25,000	AZZ, Inc.(1)	1,004,250

	Industrial Conglomerates-2.5%
25,000	Raven Industries, Inc.	668,250
30,000	Textron, Inc.	569,400
		1,237,650
	Industrial Machinery-1.3%
30,000	Sun Hydraulics Corp.	631,800

	Trading Companies & Distributors-0.9%
20,000	Kaman Corp.	439,600
TOTAL INDUSTRIALS		14,961,360

INFORMATION TECHNOLOGY-17.2%
	Application Software-0.3%
10,000	Digimarc Corp.(1)	151,900

	Communications Equipment-2.0%
20,000	Anaren, Inc.(1)	340,000
17,000	Harris Corp.	639,200
		979,200
	Computer Hardware-1.0%
15,000	Diebold, Inc.	493,950

	Computer Storage & Peripherals-2.2%
15,000	Isilon Systems, Inc.(1)	91,500
10,000	Novatel Wireless, Inc.(1)	113,600
35,000	Synaptics, Inc.(1)	882,000
		1,087,100
	Data Processing & Outsourced Services-1.9%
20,000	Global Payments, Inc.	934,000

	Electronic Equipment & Instruments-0.7%
30,000	Comverge, Inc.(1)	366,300

	Home Entertainment Software-0.7%
50,000	SRS Labs, Inc.(1)	365,500

	Semiconductors-8.4%
45,000	Altera Corp.	922,950
95,000	MIPS Technologies, Inc.(1)	358,150
100,000	Nvidia Corp.(1)	1,503,000
140,000	PMC - Sierra, Inc.(1)	1,338,400
5,000	Standard Microsystems Corp.(1)	116,050
		4,238,550
TOTAL INFORMATION TECHNOLOGY		8,616,500

MATERIALS-1.9%
	Commodity Chemicals-1.5%
50,000	Calgon Carbon Corp.(1)	741,500

	Specialty Chemicals-0.4%
10,000	Nalco Holding Co.	204,900
TOTAL MATERIALS		946,400

TOTAL COMMON STOCKS (identified cost $38,010,886)		43,754,500

EXCHANGE TRADED FUNDS-6.1%
20,000	iShares Russell 2000 Growth Index ETF	1,310,200
10,000	iShares Russell Midcap Growth Index ETF	425,300
62,000	SPDR KBW Regional Banking ETF	1,321,840

TOTAL EXCHANGE TRADED FUNDS (identified cost $3,005,608)		3,057,340

Principal Amount		Value
U.S. GOVERNMENT AGENCY SECURITIES - 4.2%
	Federal Home Loan Bank - 2.1%
$1,000,000	6.000%, 6/29/2022	1,040,183
	Federal National Mortgage Association - 2.1%
1,000,000	5.987%, 6/21/2027	1,045,269
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (identified cost $2,085,411)		2,085,452

Principal Amount/Shares
SHORT TERM INVESTMENTS-2.6%
	Mutual Funds-0.6%
306,737	Federated Prime Obligations Fund, Institutional Shares 7-Day Yield 0.228% (at net asset value)	306,737

TOTAL MUTUAL FUNDS (identified cost $306,737)		306,737

	U.S. Government Agency Securities-2.0%
1,000,000	Federal Home Loan Banks 0.130%, 10/09/2009	999,971

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (identified cost $999,971)		999,971
TOTAL SHORT TERM INVESTMENTS (identified cost $1,306,708)		1,306,708

TOTAL INVESTMENTS-100.1% (identified cost $44,408,613)		50,204,000
OTHER ASSETS AND LIABILITIES (2)-NET-(0.1)%		(41,145)
NET ASSETS-100.0%		$50,162,855

(1) Non-income producing security.

(2) Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2009.

The following acronyms are used throughout this portfolio:

ADR –  American Depositary Receipt

ETF – Exchange Traded Fund

LP – Limited Partnership

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GROWTH FUND

September 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS-77.8%
CONSUMER DISCRETIONARY-5.6%
	Auto Parts & Equipment-0.7%
50,000	BorgWarner, Inc.	$1,513,000

	Automobile Manufacturers-0.3%
100,000	Ford Motor Co.(1)	721,000

	Automotive Retail-0.5%
30,000	Advance Auto Parts, Inc.	1,178,400

	Home Improvement Retail-1.0%
100,000	Lowe’s Cos., Inc.	2,094,000

	Restaurants-3.1%
120,000	McDonald’s Corp.	6,848,400
TOTAL CONSUMER DISCRETIONARY		12,354,800

CONSUMER STAPLES-10.7%
	Agricultural Products-1.4%
65,000	Archer-Daniels-Midland Co.	1,899,300
40,000	Corn Products International, Inc.	1,140,800
		3,040,100
	Brewers -0.9%
40,000	Molson Coors Brewing Co.	1,947,200

	Drugs Retail-1.8%
115,000	CVS Caremark Corp.	4,110,100

	Hypermarkets & Super Centers-2.4%
110,000	Wal-Mart Stores, Inc.	5,399,900

	Packaged Foods & Meats-1.1%
60,000	H.J. Heinz Co.	2,385,000

	Personal Products-1.5%
100,000	Avon Products, Inc.	3,396,000

	Soft Drinks -1.6%
65,000	The Coca-Cola Co.	3,490,500
TOTAL CONSUMER STAPLES		23,768,800

ENERGY-3.9%
	Integrated Oil & Gas-1.8%
50,000	Occidental Petroleum Corp.	3,920,000

	Oil & Gas Equipment & Services-2.1%
70,000	Dresser-Rand Group, Inc.(1)	2,174,900
125,000	Weatherford International, Ltd.(1)	2,591,250
		4,766,150
TOTAL ENERGY		8,686,150

FINANCIALS-12.1%
	Asset Management & Custody Banks-2.0%
50,000	AllianceBernstein Holding LP	1,364,000
105,000	The Bank of New York Mellon Corp.	3,043,950
		4,407,950
	Diversified Banks-4.5%
80,000	JP Morgan Chase & Co.	3,505,600
100,000	The Toronto-Dominion Bank	6,445,000
		9,950,600
	Life & Health Insurance-1.3%
75,000	MetLife, Inc.	2,855,250

	Mortgage REITS-0.8%
100,000	Annaly Capital Management, Inc.	1,814,000

	Property & Casualty Insurance-1.7%
50,000	ACE, Ltd.(1)	2,673,000
25,000	The Chubb Corp.	1,260,250
		3,933,250
	Specialized Finance-1.8%
6,000	CME Group, Inc.	1,849,140
100,000	The NASDAQ OMX Group, Inc.(1)	2,105,000
		3,954,140
TOTAL FINANCIALS		26,915,190

HEALTH CARE-10.5%
	Biotechnology-0.3%
10,000	Amgen, Inc.(1)	602,300

	Health Care Distributors-0.4%
20,000	Owens & Minor, Inc.	905,000

	Health Care Equipment-3.0%
50,000	Baxter International, Inc.	2,850,500
40,000	Covidien, Ltd.	1,730,400
35,000	Exactech, Inc.(1)	550,900
45,000	Mindray Medical International, Ltd., ADR	1,468,800
		6,600,600
	Health Care Services-0.5%
20,000	Medco Health Solutions, Inc.(1)	1,106,200

	Life Sciences Tools & Services-1.2%
80,000	QIAGEN, N.V.(1)	1,702,400
20,000	Waters Corp.(1)	1,117,200
		2,819,600
	Pharmaceuticals-5.1%
20,000	Abbott Laboratories	989,400
200,000	Bristol-Myers Squibb Co.	4,504,000
65,000	Merck & Co., Inc.	2,055,950
75,000	Teva Pharmaceutical Industries, Ltd., ADR	3,792,000
		11,341,350
TOTAL HEALTH CARE		23,375,050

INDUSTRIALS-15.8%
	Aerospace & Defense-2.8%
30,000	Curtiss-Wright Corp.	1,023,900
60,000	Honeywell International, Inc.	2,229,000
100,000	MOOG, Inc., Class A(1)	2,950,000
		6,202,900
	Construction & Engineering-3.9%
150,000	Chicago Bridge & Iron Co., N.V.	2,802,000
55,000	Jacobs Engineering Group, Inc.(1)	2,527,250
75,000	URS Corp.(1)	3,273,750
		8,603,000

	Construction & Farm Machinery-2.6%
120,000	Deere & Co.	5,150,400
15,000	Wabtec Corp.	562,950
		5,713,350
	Electrical Components & Equipment-3.9%
170,000	Emerson Electric Co.	6,813,600
75,000	Woodward Governor Co.	1,819,500
		8,633,100
	Environmental & Facilities Services-1.4%
15,000	Clean Harbors, Inc.(1)	843,900
30,000	Stericycle, Inc.(1)	1,453,500
30,000	Waste Connections, Inc.(1)	865,800
		3,163,200
	Industrial Conglomerates-1.2%
75,000	General Electric Co.	1,231,500
75,000	Textron, Inc.	1,423,500
		2,655,000
TOTAL INDUSTRIALS		34,970,550

INFORMATION TECHNOLOGY-14.3%
	Communications Equipment-1.8%
75,000	Cisco Systems, Inc.(1)	1,765,500
60,000	Harris Corp.	2,256,000
		4,021,500
	Computer Hardware-6.9%
25,000	Apple, Inc.(1)	4,634,250
35,000	Diebold, Inc.	1,152,550
80,000	International Business Machines Corp.	9,568,800
		15,355,600
	Computer Storage & Peripherals-0.6%
75,000	EMC Corp.(1)	1,278,000

	IT Consulting & Other Services-2.2%
130,000	Accenture, Ltd., Class A	4,845,100

	Semiconductors-0.4%
100,000	PMC - Sierra, Inc.(1)	956,000

	Systems Software-2.4%
250,000	Oracle Corp.	5,210,000
TOTAL INFORMATION TECHNOLOGY		31,666,200

MATERIALS-4.9%
	Commodity Chemicals-0.5%
70,000	Calgon Carbon Corp.(1)	1,038,100

	Industrial Gases-1.9%
55,000	Air Products & Chemicals, Inc.	4,266,900

	Steel-2.5%
80,000	Nucor Corp.	3,760,800
40,000	United States Steel Corp.	1,774,800
		5,535,600
TOTAL MATERIALS		10,840,600

TOTAL COMMON STOCKS (identified cost $164,494,206)		172,577,340

CLOSED-END FUNDS-3.0%
500,000	Adams Express Co.	4,885,000
140,000	Morgan Stanley Emerging Markets Fund, Inc. (1)	1,845,200

TOTAL CLOSED-END FUNDS
(identified cost $5,485,539)		6,730,200

EXCHANGE TRADED FUNDS-6.6%
100,000	iShares MSCI Australia Index ETF	2,260,000
75,000	iShares MSCI Canada Index ETF	1,911,000
325,000	iShares MSCI Japan Index ETF	3,230,500
100,000	iShares MSCI South Korea Index ETF	4,738,000
115,000	iShares MSCI Switzerland Index ETF	2,497,800

TOTAL EXCHANGE TRADED FUNDS
(identified cost $12,039,958)		14,637,300

Principal Amount		Value
U.S. GOVERNMENT AGENCY SECURITIES - 2.1%
	Federal National Mortgage Association — 2.1%
$4,500,000	5.987%, 6/21/2027	4,703,711
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(identified cost $4,715,103)		4,703,711

Principal Amount/Shares
SHORT TERM INVESTMENTS-11.1%
	Mutual Funds-2.1%
4,646,756	Federated Prime Obligations Fund, Institutional Shares 7-Day Yield 0.228% (at net asset value)	4,646,756

TOTAL MUTUAL FUNDS
(identified cost $4,646,756)		4,646,756

	U.S. Government Agency Securities-9.0%
	Federal Home Loan Bank
10,000,000	0.060%, 10/20/2009, Discount Note	9,999,682
10,000,000	Zero Coupon, 11/04/2009	9,999,056

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(identified cost $19,998,738)		19,998,738
TOTAL SHORT TERM INVESTMENTS
(identified cost $24,645,494)		24,645,494

TOTAL INVESTMENTS-100.6%
(identified cost $211,380,300)		223,294,045
OTHER ASSETS AND LIABILITIES-NET (2)-(0.6)%		(1,429,251)
NET ASSETS-100.0%		$221,864,794

(1)       Non-income producing security.

(2)       Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2009.

The following acronyms are used throughout this portfolio:

ADR –  American Depositary Receipt

ETF – Exchange Traded Fund

LP – Limited Partnership

REITS – Real Estate Investment Trusts

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

September 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS-53.4%
BASIC MATERIALS-0.5%
	Chemicals-0.5%
5,000	FMC Corp.	$281,250
TOTAL BASIC MATERIALS		281,250

CONSUMER DISCRETIONARY-3.7%
	Auto Parts & Equipment-0.7%
12,000	BorgWarner, Inc.	363,120

	Automotive Retail-0.5%
6,500	Advance Auto Parts, Inc.	255,320

	Home Improvement Retail-1.3%
13,500	Home Depot, Inc.	359,640
15,000	Lowe’s Cos. Inc.	314,100
		673,740
	Restaurants-1.2%
10,000	McDonald’s Corp.	570,700
TOTAL CONSUMER DISCRETIONARY		1,862,880

CONSUMER STAPLES-6.1%
	Drugs Retail-1.0%
15,000	CVS Caremark Corp.	536,100

	Household Products-1.4%
5,000	Kimberly-Clark Corp.	294,900
7,000	The Procter & Gamble Co.	405,440
		700,340

	Hypermarkets & Super Centers-1.1%
11,000	Wal-Mart Stores, Inc.	539,990

	Packaged Foods & Meats-1.3%
10,000	HJ Heinz Co.	397,500
5,000	Kellogg Co.	246,150
		643,650
	Soft Drinks -1.3%
12,000	The Coca-Cola Co.	644,400
TOTAL CONSUMER STAPLES		3,064,480

ENERGY-5.6%
	Coal & Consumable Fuels-0.7%
10,000	Peabody Energy Corp.	372,200

	Integrated Oil & Gas-1.3%
6,000	ConocoPhillips	270,960
5,000	Occidental Petroleum Corp.	392,000
		662,960
	Oil & Gas Drilling-0.7%
8,000	ENSCO International, Inc.	340,320

	Oil & Gas Equipment & Services-1.3%
12,000	Halliburton Co.	325,440

15,000	Weatherford International, Ltd.(1)	310,950
		636,390
	Oil & Gas Exploration & Production-0.5%
3,000	Apache Corp.	275,490

	Oil & Gas Refining-0.5%
12,000	Valero Energy Corp.	232,680

	Oil & Gas Storage & Transportation-0.6%
28,000	El Paso Corp.	288,960
TOTAL ENERGY		2,809,000

FINANCIALS-5.5%
	Asset Management & Custody Banks-1.8%
12,000	AllianceBernstein Holding LP	327,360
20,000	The Bank of New York Mellon Corp.	579,800
		907,160
	Diversified Banks-2.5%
15,000	JPMorgan Chase & Co.	657,300
6,000	The Toronto-Dominion Bank	386,700
7,000	Wells Fargo & Co.	197,260
		1,241,260
	Mortgage REITS-0.5%
15,000	Annaly Capital Management, Inc.	272,100

	Regional Banks-0.3%
3,000	PNC Financial Services Group, Inc.	145,770

	Specialized Finance-0.4%
10,000	The NASDAQ OMX Group, Inc.(1)	210,500
TOTAL FINANCIALS		2,776,790

HEALTH CARE-5.6%
	Biotechnology-0.7%
6,000	Celgene Corp.(1)	335,400

	Health Care Equipment-0.7%
6,500	Baxter International, Inc.	370,565

	Health Care Services-0.8%
7,500	Medco Health Solutions, Inc.(1)	414,825

	Pharmaceuticals-3.4%
5,000	Abbott Laboratories	247,350
23,500	Bristol-Myers Squibb Co.	529,220
7,000	Johnson & Johnson	426,230
10,000	Teva Pharmaceutical Industries, Ltd., ADR	505,600
		1,708,400
TOTAL HEALTH CARE		2,829,190

INDUSTRIALS-7.8%
	Aerospace & Defense-1.8%
10,000	Curtiss-Wright Corp.	341,300
10,000	Honeywell International, Inc.	371,500
6,000	MOOG, Inc. Class A(1)	177,000
		889,800
	Construction & Engineering-3.4%
20,000	Chicago Bridge & Iron Co., N.V.	373,600
5,000	Fluor Corp.	254,250
10,000	Foster Wheeler AG(1)	319,100

8,000	Jacobs Engineering Group, Inc.(1)	367,600
9,000	URS Corp.(1)	392,850
		1,707,400
	Construction & Farm Machinery-0.8%
10,000	Deere & Co.	429,200

	Electrical Components & Equipment-1.5%
7,000	Cooper Industries, Ltd., Class A	262,990
8,000	Emerson Electric Co.	320,640
5,500	SunPower Corp., Class A(1)	164,395
		748,025
	Industrial Conglomerates-0.3%
10,000	General Electric Co.	164,200
TOTAL INDUSTRIALS		3,938,625

INFORMATION TECHNOLOGY-11.3%
	Communications Equipment-1.9%
40,000	Cisco Systems, Inc.(1)	941,600

	Computer Hardware-4.5%
4,500	Apple, Inc.(1)	834,165
8,000	Hewlett-Packard Co.	377,680
9,000	International Business Machines Corp.	1,076,490
		2,288,335
	Computer Storage & Peripherals-0.8%
15,000	Synaptics, Inc.(1)	378,000

	Internet Software & Services-1.0%
1,000	Google, Inc., Class A(1)	495,850

	IT Consulting & Other Services-0.7%
10,000	Accenture, Ltd., Class A	372,700

	Semiconductors-1.0%
25,000	Intel Corp.	489,250

	Systems Software-1.4%
35,000	Oracle Corp.	729,400
TOTAL INFORMATION TECHNOLOGY		5,695,135

MATERIALS-4.7%
	Industrial Gases-2.3%
10,000	Air Products & Chemicals, Inc.	775,800
7,700	Airgas, Inc.	372,449
		1,148,249

	Steel-2.4%
7,000	Allegheny Technologies, Inc.	244,930
11,000	Nucor Corp.	517,110

10,000	United States Steel Corp.	443,700
		1,205,740
TOTAL MATERIALS		2,353,989

TELECOMMUNICATION SERVICES-1.1%
	Integrated Telecommunication Services-1.1%
20,000	AT&T, Inc.	540,200
TOTAL TELECOMMUNICATION SERVICES		540,200

UTILITIES-1.5%
	Electric Utilities-1.5%
12,000	American Electric Power Co., Inc	371,880
15,000	Duke Energy Corp.	236,100
2,200	Entergy Corp.	175,692
TOTAL UTILITIES		783,672

TOTAL COMMON STOCKS (identified cost $25,659,777)		26,935,211

CLOSED-END FUNDS-0.5%
20,000	Morgan Stanley Emerging Markets Fund, Inc. (1)	263,600

TOTAL CLOSED-END FUNDS (identified cost $236,588)		263,600

EXCHANGE TRADED FUNDS-4.6%
14,500	iShares MSCI Australia Index ETF	327,700
14,000	iShares MSCI EAFE Index Fund	765,800
7,000	iShares MSCI South Korea Index ETF	331,660
13,800	iShares MSCI Switzerland Index ETF	299,736
15,000	Vanguard Emerging Markets ETF	578,400

TOTAL EXCHANGE TRADED FUNDS (identified cost $2,218,581)		2,303,296

PREFERRED STOCKS-1.4%
	Diversified Financial Services-0.5%
10,000	General Electric Capital Corp.	230,000

	Other Diversified Financial Services-0.4%
10,000	Bank of America Corp.	216,800

	Regional Banks-0.5%
10,000	PNC Capital Trust E	249,900

TOTAL PREFERRED STOCKS (identified cost $770,086)		696,700

Principal Amount		Value
CORPORATE BONDS-15.2%
	Brewers-2.1%
$1,000,000	Anheuser-Busch Cos., Inc., Sr. Note, 5.600%, 3/1/2017	1,044,720

	Communications Equipment-2.2%
1,000,000	Cisco Systems, Inc., Sr. Unsecured Note, 5.500%, 2/22/2016	1,102,885

	Computer Hardware-2.3%
500,000	Hewlett-Packard Co., Sr. Unsecured Note, 6.125%, 3/1/2014	563,686
500,000	International Business Machines Corp., Sr. Unsecured Note, 7.625%, 10/15/2018	616,331
		1,180,017
	Diversified Financial Services-1.0%
500,000	General Electric Capital Corp., Sr. Unsecured Note, 5.200%, 2/1/2011	519,555

	Home Improvement Retail-2.0%
1,000,000	Home Depot, Inc., Sr. Unsecured Note, 4.625%, 8/15/2010	1,028,996

	Integrated Telecommunication Services-2.0%
500,000	New Cingular Wireless Services, Inc., Sr. Unsecured Note, 7.875%, 3/1/2011	542,881
450,000	Verizon New York, Inc., Sr. Unsecured Note, 6.875%, 4/1/2012	489,780
		1,032,661

	Oil & Gas Exploration & Production-1.3%
605,000	XTO Energy, Inc., Sr. Unsecured Note, 5.000%, 1/31/2015	634,216

	Railroads-1.1%
500,000	Union Pacific Corp., Sr. Unsecured Note, 5.450%, 1/31/2013	537,850

	Specialty Stores-1.2%
500,000	Staples, Inc., Sr. Unsecured Note, 9.750%, 1/15/2014	601,374

TOTAL CORPORATE BONDS (identified cost $7,047,634)		7,682,274

COLLATERALIZED MORTGAGE OBLIGATIONS-2.9%
	Federal Home Loan Mortgage Corp. -1.3%
423,222	Series 2005-3042, Class DH,
	5.000%, 4/15/2024, REMIC	440,456
212,945	Series 2007-3282, Class JE,
	5.500%, 1/15/2026, REMIC	222,719
		663,175
	Federal National Mortgage Association -1.6%
547,443	Series 2003-5, Class EL,
	5.000%, 8/25/2022, REMIC	570,525
198,445	Series 2003-58, Class AP,
	4.500%, 2/25/2027,	203,088
		773,613
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $1,377,588)		1,436,788

MORTGAGE BACKED SECURITIES-13.7%
	Federal Home Loan Mortgage Corp. -7.1%
488,388	Pool C90984, 6.000%, 8/1/2026	520,827
51,102	Pool E84004, 6.000%, 6/1/2016	54,842
517,336	Pool G12843, 6.000%, 10/1/2022	551,378
464,991	Pool G18048, 5.000%, 4/1/2020	492,201
455,999	Pool G18083, 5.500%, 11/1/2020	484,392
621,275	Pool J05665, 5.500%, 10/1/2022	658,503
754,889	Pool J08414, 5.500%, 8/1/2023	800,080
		3,562,223

	Federal National Mortgage Association -4.7%
39,249	Pool 254629, 5.000%, 2/1/2010	39,651
384,325	Pool 254831, 5.000%, 8/1/2023	403,029
1,161,461	Pool 256041, 5.500%, 12/1/2025	1,230,566
668,537	Pool 256802, 5.500%, 7/1/2027	707,117
		2,380,363
	Government National Mortgage Association-1.9%
1,000,000	4.500%, 7/20/2039	987,600

TOTAL MORTGAGE BACKED SECURITIES (identified cost $6,605,017)		6,930,186

U.S. GOVERNMENT AGENCY SECURITIES - 4.6%
	Federal National Mortgage Association - 4.6%
300,000	3.250%, 9/25/2017(2)	300,122
1,000,000	5.500%, 10/5/2029	1,002,523
1,000,000	5.400%, 12/14/2022	1,008,736
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (identified cost $2,308,675)		2,311,381

Principal Amount/Shares		Value
SHORT TERM INVESTMENTS-4.8%
	Commercial Paper-3.0%
1,500,000	General Electric Co, 0.140%, 10/8/2009	1,499,960

TOTAL COMMERCIAL PAPER (identified cost $1,499,960)		1,499,960

	Mutual Funds-1.8%
907,340	Federated Prime Obligations Fund, Institutional Shares 7-Day Yield 0.228% (at net asset value)	907,340

TOTAL MUTUAL FUNDS (identified cost $907,340)		907,340

TOTAL SHORT TERM INVESTMENTS (identified cost $2,407,300)		2,407,300

TOTAL INVESTMENTS-101.1% (identified cost $48,631,246)		50,966,736
OTHER ASSETS AND LIABILITIES-NET(3)-(1.1)%		(538,871)
NET ASSETS-100.0%		$50,427,865

(1) Non-income producing security.

(2) Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2009.

(3) Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2009.

The following acronyms are used throughout this portfolio:

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

REITS — Real Estate Investment Trusts

REMIC — Real Estate Mortgage Investment Conduit

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

September 30, 2009 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS-19.2%
	Federal Home Loan Mortgage Corp.-15.1%
$2,498,812	Series 2003-2651, Class JB, 5.000%, 1/15/2018, REMIC	$2,623,855
1,971,668	Series 2005-2926, Class AB, 5.000%, 1/15/2019, REMIC	2,068,000
5,010,759	Series 2005-3005, Class EG, 5.000%, 8/15/2021, REMIC	5,187,675
2,962,555	Series 2005-3042, Class DH, 5.000%, 4/15/2024, REMIC	3,083,193
2,520,404	Series 2005-3051, Class MC, 5.000%, 10/15/2024, REMIC	2,644,612
4,109,762	Series 2005-3044, Class HN, 5.000%, 1/15/2024, REMIC	4,268,017
2,187,156	Series 2006-3197, Class AB, 5.500%, 8/15/2013, REMIC	2,260,526
2,996,727	Series 2007-R010, Class AB, 5.500%, 12/15/2019, REMIC	3,126,758
2,981,235	Series 2007-3282, Class JE, 5.500%, 1/15/2026, REMIC	3,118,059
2,398,225	Series 2007-R013, Class AB, 6.000%, 12/15/2021, REMIC	2,505,068
3,460,440	Series 2008-R016, Class AM, 5.125%, 6/15/2018, REMIC	3,614,104
		34,499,867
	Federal National Mortgage Association -4.1%
2,372,252	Series 2003-5, Class EL, 5.000%, 8/25/2022, REMIC	2,472,275
3,502,740	Series 2005-40, Class YB, 5.000%, 11/25/2023, REMIC	3,650,584
3,143,777	Series 2008-12, Class D, 4.500%, 4/25/2036, REMIC	3,261,185
		9,384,044
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $42,056,829)		43,883,911

MORTGAGE BACKED SECURITIES-49.1%
	Federal Home Loan Mortgage Corp.-4.1%
5,440,902	Pool C90993, 5.500%, 10/1/2026	5,754,972
3,487,996	Pool G30387, 5.500%, 2/1/2028	3,684,848
		9,439,820
	Federal National Mortgage Association -45.0%
2,442,866	Pool 255582, 5.000%, 1/1/2025	2,559,335
3,113,835	Pool 255857, 5.500%, 8/1/2025	3,299,102
7,045,450	Pool 255994, 5.500%, 11/1/2025	7,464,640
10,162,783	Pool 256041, 5.500%, 12/1/2025	10,767,447
3,205,695	Pool 256083, 6.000%, 1/1/2026	3,422,612
1,642,866	Pool 256198, 5.500%, 4/1/2026	1,738,246
4,417,340	Pool 256272, 5.500%, 6/1/2026	4,673,798
5,142,373	Pool 256275, 6.000%, 6/1/2026	5,482,726
1,551,583	Pool 256311, 6.000%, 7/1/2026	1,654,276
5,530,436	Pool 256351, 6.000%, 8/1/2026	5,896,474
5,100,049	Pool 256456, 5.500%, 9/1/2026	5,396,143
2,860,205	Pool 256555, 5.500%, 1/1/2027	3,026,260

3,338,731	Pool 256751, 5.500%, 6/1/2027	3,531,406
3,313,543	Pool 256752, 6.000%, 6/1/2027	3,529,380
3,342,684	Pool 256802, 5.500%, 7/1/2027	3,535,586
3,304,318	Pool 256803, 6.000%, 7/1/2027	3,519,554
4,074,106	Pool 256852, 6.000%, 8/1/2027	4,339,485
3,831,523	Pool 257132, 5.000%, 3/1/2028	4,003,037
3,903,879	Pool 357931, 5.500%, 8/1/2025	4,136,152
2,264,630	Pool 811444, 5.000%, 6/1/2020	2,395,023
3,818,591	Pool 831505, 5.500%, 4/1/2026	4,040,287
3,073,014	Pool 888347, 5.500%, 4/1/2026	3,255,852
2,575,572	Pool 928356, 5.500%, 6/1/2022	2,728,296
4,280,865	Pool 929422, 5.000%, 5/1/2028	4,472,494
3,644,942	Pool 972080, 5.000%, 2/1/2023	3,830,320
		102,697,931
TOTAL MORTGAGE BACKED SECURITIES (identified cost $105,432,442)		112,137,751

U.S. GOVERNMENT AGENCY SECURITIES - 25.0%
	Federal Home Loan Mortgage Corp.- 5.4%
5,000,000	6.030%, 2/23/2017	5,180,615
7,000,000	5.300%, 5/12/2020	7,107,422
		12,288,037
	Federal National Mortgage Association - 19.6%
5,000,000	5.550%, 2/16/2017	5,091,555
4,500,000	5.500%, 5/3/2017	4,612,257
3,500,000	5.250%, 12/21/2017	3,536,988
3,000,000	5.550%, 5/18/2020	3,078,285
12,000,000	5.875%, 4/26/2021	12,658,896
5,000,000	5.780%, 6/7/2022	5,422,055
5,000,000	5.987%, 6/21/2027	5,226,345
5,000,000	6.317%, 6/21/2027	5,175,630
		44,802,011
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (identified cost $57,153,980)		57,090,048

Principal Amount/Shares		Value
SHORT TERM INVESTMENTS-5.2%
	Mutual Funds-2.2%
4,949,169	Federated Prime Obligations Fund, Institutional Shares 7-Day Yield 0.228% (at net asset value)	4,949,169

TOTAL MUTUAL FUNDS (identified cost $4,949,169)		4,949,169

	U.S. Government Agency Securities-3.0%
1,000,000	Federal Home Loan Bank, Discount Notes
	0.100%, 10/19/2009	999,950
6,000,000	Federal Home Loan Mortgage Corp., Discount Notes
	0.110%, 10/19/2009	5,999,670

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (identified cost $6,999,620)		6,999,620

TOTAL SHORT TERM INVESTMENTS (identified cost $11,948,789)		11,948,789

TOTAL INVESTMENTS-98.5% (identified cost $216,592,040)		225,060,499
OTHER ASSETS AND LIABILITIES-NET(2)-1.5%		3,380,211
NET ASSETS-100.0%		$228,440,710

(1) Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2009.

The following acronyms are used throughout this portfolio:

REMIC – Real Estate Mortgage Investment Conduit

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

September 30, 2009 (Unaudited)

Principal Amount		Value
MUNICIPAL BOND-93.8%
	GEORGIA-0.7%
$500,000	Georgia State, General Obligation Unlimited Bonds, Series B, 5.000%, 4/1/2022	$572,760

	KENTUCKY-0.5%
425,000	Kentucky State Property & Buildings Commission Revenue Bonds (Agency Fund Project No. 81), 5.000%, 11/1/2015	454,652

	PENNSLYVANIA-0.8%
150,000	Bedford Area School District General Obligation Unlimited Bonds, 1.150%, 4/15/2011	150,113
175,000	Mount Union Area School District General Obligation Unlimited Bonds, 0.750%, 8/15/2010	175,000
385,000	Smethport Area School District General Obligation Unlimited Bonds, 2.000%, 11/15/2010	390,744
		715,857
	VIRGINIA-0.2%
125,000	Virginia College Building Authority Educational Facilities Revenue Bonds, 5.000%, 2/1/2011	132,111

	WEST VIGINIA-91.6%
825,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project), Series A, 4.700%, 12/1/2024, (NATL-RE)	853,273
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
470,000	Series A, 4.700%, 10/1/2016	461,766
815,000	Series A, 5.000%, 10/1/2022	781,903
400,000	Series A, 4.650%, 10/1/2025	375,388
700,000	Series A, 4.650%, 3/1/2037	562,478
135,000	Series B, 4.800%, 10/1/2025	126,814
575,000	Braxton County, West Virginia Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	643,810
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
340,000	5.000%, 10/1/2012, (RADIAN)	340,156
355,000	5.000%, 10/1/2013, (RADIAN)	355,238
500,000	Charleston, West Virginia, Civic Center Revenue Bonds, 6.250%, 12/1/2015	503,445
1,200,000	Charleston, West Virginia, Urban Renewal Authority Lease Revenue Bonds, 5.300%, 12/15/2022	1,240,992
1,000,000	Clarksburg, West Virginia, Water Revenue Bonds, 5.250%, 9/1/2019, (NATL-RE FGIC)	1,052,700
800,000	County of Greenbrier WV, Tax Increment Revenue Bonds, 4.500%, 6/1/2013	788,576
	Fairmont State College, West Virginia College Revenue Bonds:
1,000,000	Series 2003-A, 5.250%, 6/1/2022	1,045,530
1,460,000	Series 2003-A, 5.000%, 6/1/2032	1,504,107

	Fairmont, West Virginia, Waterworks Revenue Bonds:
500,000	Series 1999, 5.250%, 7/1/2017, (AMBAC)	506,585
1,235,000	Series 1999, 5.000%, 7/1/2019, (AMBAC)	1,251,141
1,240,000	Grant County, West Virginia, County Commission Hospital Revenue Bonds (Grant Memorial Hospital), Series C, 5.350%, 10/1/2019, (FSA)	1,240,756
1,055,000	Kanawha County, West Virginia, Building Commission Revenue Bonds (Judicial Annex Lease), Series A, 5.000%, 12/1/2018	1,066,626
1,000,000	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (NATL-RE)	1,113,060
1,000,000	Mason County, West Virginia, Pollution Control Revenue Bonds (Appalachian Power Co. Project), Series L, 5.500%, 10/1/2022	1,039,080
	Monongalia County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,085,000	6.000%, 5/1/2010, (NATL-RE)	1,115,673
1,135,000	6.000%, 5/1/2011, (NATL-RE)	1,219,035
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
1,150,000	Series A, 5.250%, 7/1/2020	1,197,840
500,000	Series A, 5.000%, 7/1/2030	492,975
525,000	Series A, 5.250%, 7/1/2035	527,279
	Ohio County, West Virginia, Board of Education, General Obligation Unlimited Bonds:
705,000	5.000%, 6/1/2013	712,142
235,000	5.000%, 6/1/2013, (MBIA)	237,381
785,000	5.125%, 6/1/2018, (MBIA)	789,019
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
500,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	507,020
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	471,150
1,500,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds (County Commission Allegheny Energy), Series F, 5.250%, 10/15/2037	1,467,660
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,318,192
1,355,000	Raleigh, Fayette & Nicholas Counties, West Virginia, Special Obligation Bonds, 6.250%, 8/1/2011	1,465,812
1,310,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.), Series A, 5.200%, 11/1/2015	1,377,543
525,000	Weirton, West Virginia, Municipal Hospital Building Commission Revenue Bonds (Weirton Medical Center), Series A, 5.250%, 12/1/2011	526,733
	West Liberty State College, West Virginia, Revenue Bonds (Dormitory):
535,000	Series A, 4.800%, 6/1/2012	538,761
900,000	Series A, 6.125%, 6/1/2028	925,209
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
1,000,000	Series A, 5.250%, 7/1/2012, (AMBAC)	1,067,390
750,000	Series A, 5.375%, 7/1/2018	826,538
1,500,000	Series A, 5.375%, 7/1/2021, (AMBAC)	1,645,860
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot):
260,000	Series A, 3.000%, 8/1/2014	266,105
150,000	Series A, 3.000%, 8/1/2015	151,760

	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public),
1,000,000	Series A, 5.500%, 6/1/2016	1,063,300
500,000	Series A, 5.000%, 6/1/2026	516,650
700,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile Safety), Series A, 5.000%, 6/1/2029	724,318
580,000	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection), 4.750%, 11/1/2012	629,636
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	946,790
860,000	4.750%, 6/1/2022	886,608
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	597,725
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia University Foundation Waterfront), Series B, 5.000%, 7/15/2022	1,044,180
700,000	West Virginia Economic Development Authority Various Revenue Bonds, Series A, 0.240%, 7/1/2017	700,000
395,000	West Virginia, General Obligation Unlimited Bonds (Capital Appreciation Infrastructure), Series A, 5.000%, 11/1/2021(1)	249,561
500,000	West Virginia, General Obligation Unlimited Bonds (State Road), 5.000%, 6/1/2021	547,015
	West Virginia Higher Education, Interim Governing Board University Revenue Bonds (Marshall University):
720,000	Series A, 5.000%, 5/1/2020	736,697
1,250,000	Series A, 5.000%, 5/1/2021	1,278,600
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities),
2,315,000	Series B, 5.000%, 4/1/2018	2,483,948
	West Virginia Higher Education Policy Commission Revenue Bonds (University Facilities),
2,000,000	Series A, 5.000%, 4/1/2012	2,157,119
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCS Improvement), Series D, 5.375%, 6/1/2028	1,065,780
605,000	West Virginia Hospital Finance Authority Revenue Bonds (Charleston Medical Center), 6.750%, 9/1/2022	643,418
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026	286,047
1,070,000	West Virginia Hospital Finance Authority Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	1,021,550
	West Virginia Housing Development Fund Revenue Bonds (Housing Finance):
900,000	Series A, 4.900%, 11/1/2014	914,454
1,000,000	Series A, 5.050%, 11/1/2014	1,009,200
1,000,000	Series A, 5.100%, 11/1/2015	1,009,130
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	487,301
450,000	4.250%, 7/1/2018	489,690
2,000,000	West Virginia School Building Authority Lottery Revenue Bonds (Capital Improvement), 5.250%, 7/1/2012	2,194,240
	West Virginia University Revenue Bonds (West Virginia University Project):
1,000,000	Series A, 5.500%, 4/1/2016, (MBIA)	1,160,470
430,000	Series A, 6.250%, 4/1/2025(1)	203,773
1,205,000	Series A, 5.855%, 4/1/2028(1)	473,204
500,000	Series B, 5.000%, 10/1/2021	533,350

1,000,000	Series C, 5.000%, 10/1/2026	1,044,360
1,275,000	Series C, 5.000%, 10/1/2027	1,327,466
1,000,000	Series C, 5.000%, 10/1/2034	1,021,220
500,000	Series C, 5.000%, 10/1/2034, (FSA)	512,855
	West Virginia Water Development Authority Infrastructure Revenue Bonds:
400,000	Series A, 5.375%, 10/1/2015	419,744
2,000,000	Series A, 4.400%, 10/1/2018	2,061,400
985,000	Series A, 5.500%, 10/1/2020	1,034,831
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023	1,156,468
500,000	West Virginia Water Development Authority Water Development Revenue Bonds (Loan Program), Series A-1, 5.250%, 11/1/2023	527,185
	West Virginia Water Development Authority Water Development Revenue Bonds (Loan Program II):
1,000,000	Series A-II, 5.000%, 11/1/2025	1,067,290
900,000	Series A-II, 4.250%, 11/1/2026	911,520
500,000	Series B, 5.250%, 11/1/2023, (AMBAC)	531,390
1,000,000	Series B, 5.000%, 11/1/2029	1,033,870
	West Virginia Development Authority, Water Development Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (FSA)	539,560
1,000,000	Series B-IV, 5.125%, 11/1/2024	1,070,660
650,000	Series B-IV, 4.750%, 11/1/2035	662,337
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
500,000	Series A, 4.250%, 6/1/2026, (FSA)	512,805
500,000	Series A, 4.750%, 6/1/2036, (FSA)	514,625
		77,703,841
TOTAL MUNICIPAL BONDS (identified cost 76,855,525)		79,579,221

Principal Amount/Shares		Value
SHORT TERM INVESTMENTS-5.7%
	Commercial Paper-1.8%
1,500,000	Citigroup Funding, Inc., 0.250%, 10/2/2009	1,499,990

TOTAL COMMERCIAL PAPER (identified cost $1,499,990)		1,499,990

	Mutual Funds-3.9%
3,363,434	Federated Prime Obligations Fund, Institutional Shares 7-Day Yield 0.228% (at net asset value)	3,363,434

TOTAL MUTUAL FUNDS (identified cost $3,363,434)		3,363,434

TOTAL SHORT TERM INVESTMENTS (identified cost $4,863,424)		4,863,424

TOTAL INVESTMENTS-99.5% (identified cost $81,718,949)		84,442,645
OTHER ASSETS AND LIABILITIES-NET(2)-0.5%		409,343
NET ASSETS-100.0%		$84,851,988

(1) Zero coupon bond, reflects effective rate at time of purchase.

(2) Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2009.

The following acronyms are used throughout this portfolio:

ARC – Auction Rate Certification

Insurers:

AMBAC – AMBAC Indemnity Corp.

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance Inc.

MBIA – MBIA Insurance Co.

NATL-RE – National Real Estate.

RADIAN – Radian Asset Assurance Inc

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

September 30, 2009 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	diversified	to achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	diversified	to achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	diversified	to achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	diversified	to achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	non-diversified	to achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund pays its own expenses.

2. Significant Accounting Policies

Investment Valuation

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

•                  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•                  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•                  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•                  Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•                  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•                  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•                  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•                  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

The Funds follow the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“ASC 820”).  ASC 820 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2009, in valuing the Funds’ assets carried at fair value:

Small Company Growth Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$43,754,500	$—	$—	$43,754,500
Exchange Traded Funds	3,057,340	—	—	3,057,340
U.S. Government Agency Securities	—	2,085,452	—	2,085,452
Short Term Investments	306,737	999,971	—	1,306,708
TOTAL	$47,118,577	$3,085,423	$—	$50,204,000

Growth Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$172,577,340	$—	$—	$172,577,340
Closed End Funds	6,730,200	—	—	6,730,200
Exchange Traded Funds	14,637,300	—	—	14,637,300
U.S. Government Agency Securities	—	4,703,711	—	4,703,711
Short Term Investments	4,646,756	19,998,738	—	24,645,494
TOTAL	$198,591,596	$24,702,449	$—	$223,294,045

Balanced Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$26,935,211	$—	$—	$26,935211
Closed End Funds	263,600	—	—	263,600
Exchange Traded Funds	2,303,296	—	—	2,303,296
Preferred Stocks	696,700	—	—	696,700
Corporate Bonds	—	7,682,274	—	7,682,274
Collateralized Mortgage Obligations	—	1,436,788	—	1,436,788
Mortgage Backed Securities	—	6,930,186	—	6,930,186
U.S. Government Agency Securities	—	2,311,381	—	2,311,381
Short Term Investments	907,340	1,499,960	—	2,407,300
TOTAL	$31,106,147	$19,860,589	$—	$50,996,736

Government Bond Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Collateralized Mortgage Obligations	$—	$43,883,911	$—	$43,883,911
Mortgage Backed Securities	—	112,137,751	—	112,137,751
U.S. Government Agency Securities	—	57,090,048	—	57,090,048
Short Term Investments	4,949,169	6,999,620	—	11,948,789
TOTAL	$4,949,169	$220,111,330	$—	$225,060,499

West Virginia Municipal Bond Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$—	$79,579,221	$—	$79,579,221
Short Term Investments	3,363,434	1,499,990	—	4,863,424
TOTAL	$3,363,434	$81,079,211	$—	$84,442,645

For the eight months ended September 30, 2009, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3. Unrealized Appreciation/(Depreciation)

At September 30, 2009 the cost of investments and net unrealized depreciation for federal income tax purposes were as follows:

Small Company Growth Fund
Aggregate tax cost	$45,200,349
Gross unrealized appreciation	6,801,569
Gross unrealized depreciation	(1,797,918)
Net unrealized appreciation	$5,003,651

Growth Fund
Aggregate tax cost	$211,380,300
Gross unrealized appreciation	25,062,880
Gross unrealized depreciation	(13,149,135)
Net unrealized appreciation	$11,913,745

Balanced Fund
Aggregate tax cost	$48,631,314
Gross unrealized appreciation	4,648,506
Gross unrealized depreciation	(2,313,084)
Net unrealized appreciation	$2,335,422

Government Bond Fund
Aggregate tax cost	$216,592,040
Gross unrealized appreciation	8,668,043
Gross unrealized depreciation	(199,584)
Net unrealized appreciation	$8,468,459

West Virginia Municipal Bond Fund
Aggregate tax cost	$81,718,949
Gross unrealized appreciation	3,028,008
Gross unrealized depreciation	(304,312)
Net unrealized appreciation	$2,723,696

4. Recently Issued Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board (FASB) issued FASB ASC 105 (formerly FASB Statement 168), Generally Accepted Accounting Principles, establishing the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Trust has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operation.

In April 2009, the FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Trust’s financial position or results of operation.

Item 2.  Controls and Procedures.

(a)          The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 30, 2009

By:	/s/ David B. Ellwood
David B. Ellwood
Vice President, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	November 30, 2009